Financial Instruments - Summary of Financial Liabilities Instalments Payable When Contractually Due (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Jan. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	$ 1,450.4	$ 1,548.2
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,450.4
Long-term debt (including interest)	3,922.9
Lease liabilities (including interest)	211.0
Derivative financial instruments	7.8
Other financial liabilities	103.1
Total	5,695.2
Less than 1 year [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	1,450.4
Long-term debt (including interest)	218.7
Lease liabilities (including interest)	52.6
Derivative financial instruments	6.1
Other financial liabilities	39.8
Total	1,767.6
1-3 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	492.1
Lease liabilities (including interest)	82.2
Derivative financial instruments	1.7
Other financial liabilities	31.2
Total	607.2
4-5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	1,035.7
Lease liabilities (including interest)	40.0
Derivative financial instruments	0.0
Other financial liabilities	1.1
Total	1,076.8
More than 5 years [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade payables and accruals	0.0
Long-term debt (including interest)	2,176.4
Lease liabilities (including interest)	36.2
Derivative financial instruments	0.0
Other financial liabilities	31.0
Total	$ 2,243.6